Financial instruments and risk management - Liquidity risk - Narrative (Details) - Liquidity risk	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Current borrowings to gross borrowings less money market demand deposits, percent	50.00%
Commercial paper to gross borrowings less money market demand deposits, percent	30.00%